                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                           PREFERENCE PLUS SELECT(R)
                               VARIABLE ANNUITY

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 25, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement incorporates and supersedes the supplement dated July 15, 2008 and provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Portfolio Operating Expenses table at the top of page 10, delete Minimum amounts for the "Total Annual Operating Expenses for the fiscal year ending December 31, 2007" and "After Waiver and/or Reimbursement of Expenses" and replace with the following:

                                                                        MINIMUM
                                                                        -------

 Total Operating Expenses for the fiscal year ending December 31, 2007.  0.54%

 After Waiver and/or Reimbursement of Expenses.........................  0.53%

2. In the Examples beginning on page 16, delete the Minimum numbers for all of the Examples and replace with the following:

    Example 1. - Full Surrender on page 16.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,250 $2,242 $3,290 $6,366

    Example 1. - No Surrender on page 17.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $550 $1,702 $2,930 $6,366

    Example 2. - Full Surrender on page 17.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,495 $2,552 $3,678 $6,731

    Example 2. - No Surrender on page 17.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $595 $1,832 $3,138 $6,731

    Example 3. - Full Surrender on page 18.

                                 1     3      5      10
                                ---- ------ ------ ------
                       Minimum. $595 $1,832 $3,138 $6,731

    Example 4. - Full Surrender on page 19.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,275 $2,225 $3,046 $6,572

    Example 4. - No Surrender on page 19.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $575 $1,775 $3,046 $6,572

    Example 5. - Full Surrender on page 20.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $912 $1,194 $1,481 $2,410

    Example 5. - No Surrender on page 20.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $212 $654 $1,121 $2,410

    Example 6. - Full Surrender on page 20.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,157 $1,509 $1,887 $2,862

    Example 6. - No Surrender on page 20.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $257 $789 $1,347 $2,862

    Example 7. - Full Surrender on page 21.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $257 $789 $1,347 $2,862

    Example 8. - Full Surrender on page 21.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $937 $1,179 $1,247 $2,664

    Example 8. - No Surrender on page 21.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $237 $729 $1,247 $2,664

3. Delete the phrase "immediately before your 90/th/ birthday" in paragraph "a" of the definition of Income Base on page 70 and substitute "prior to your 91/st/ birthday".

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road          Telephone (800) 638-7732
             West Warwick, RI 02393